Note 2 - Accounting Policies and Statement of Compliance - Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
€1 EQUALS TO USD	1.1195	1.181	1.1297
€1 EQUALS TO USD	1.1234	1.145	1.1993